Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Fair value amount		$ 95,000,000
Recoverable amount	61,000,000
Carrying amount	76,000,000
Impairment loss	$ 15,000,000